Land, Buildings and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Rental income	$ 97	$ 99	$ 99
Interest expense on finance lease property	25	28	30
Non-interest expenses on finance lease property	49	40	$ 49
Canadian Personal and Small Business Banking [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	45
Disposals		97
Canadian Commercial Banking and Wealth Management [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	6
Disposals		9
U.S. Commercial banking and wealth management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	28	68
Capital markets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1	0
Corporate and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 138	$ 82